LONG-TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt

The Company’s long-term debt consists of the following (amounts in millions):

	September 30,	December 31,
	2020	2019
Term Loan	$151.1	$—
Senior lien holder	—	71.2
OEM captive lender	—	14.8
Subordinated debt	—	6.7
First lien lender — term loan	—	4.3

Subtotal	$151.1	$97.0
Unamortized debt issuance costs	(2.0)	(2.5)
Debt discount	(4.9)	(0.9)

Total debt	$144.2	$93.6
Less: Current maturities of long-term debt, net	(7.8)	(7.1)

Long-term debt, net	$136.4	$86.5